Note 21 - Assets Classified as Held for Sale (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Assets held for sale [text block]
		As at June 30			As at March 31
(US dollars in thousands)	% Owned	2021	2020	2019	2019
Caret, LLC (formerly Innovative Solar Ventures I, LLC)	50%	-	4,080	13,530	13,530
Total		-	4,080	13,530	13,530

Disclosure of joint ventures [text block]
	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Capital commitment	-	15,044	15,044	15,044
Commission credit	-	(770)	(770)	(770)
Discontinued projects	-	(2,079)	(847)	(847)
Acquisition costs	-	110	103	103
Net assets	-	12,305	13,530	13,530
	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Assets classified as held for sale	-	4,080	13,530	13,530
Investments accounted for using the equity method	-	8,225	-	-
Net assets	-	12,305	13,530	13,530
	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Current assets	-	2	1,187	1,187
Non-current assets	-	23,277	27,107	27,107
Net assets	-	23,279	28,294	28,294
	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Opening net assets	24,390	28,294	28,294	28,294
Commission credit	-	(1,546)	-	1,514
Commission credit on abandonments	-	144	-	-
Sundry income	-	90	-	-
Project swaps	-	-	-	281
Abandoned projects	(13,900)	(2,592)	-	(1,795)
Acquisition of controlling interest	(10,490)	-	-	-
Net assets	-	24,390	28,294	28,294
VivoPower share in %	N/A	50%	50%	50%
VivoPower share in $ (excluding funding obligation)	-	12,195	14,148	14,148
Commission credit	-	-	(721)	(721)
Acquisition costs	-	110	103	103
Net Assets	-	12,305	13,530	13,530